Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Thousands	Capital stock	Inflation adjustment of capital Stock	Paid-in capital	Treasury shares	Inflation adjustment of treasury shares	Cost of treasury shares	Inflation adjustment of cost of treasury shares	Legal reserve	Other reserves.	Retained earnings	Other comprehensive income.	Total shareholders' equity attributable to parent company [member]	Total Shareholders' equity attributable to non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2021	$ 456,722	$ 67,839,568	$ 575,395,146					$ 7,025,258	$ 54,208,780	$ (50,622,394)	$ 26,039,545	$ 680,342,625	$ 540,442	$ 680,883,067
Statement
Other movements										(40,574)	40,574
Share premium in subsidiaries													366	366
Constitution of reserves									(15,851,546)	15,851,546
Dividend distribution									(3,335,464)			(3,335,464)		(3,335,464)
Acquisition of treasury shares	(12,311)	(5,633,392)		$ 12,311	$ 5,633,390	$ (839,366)	$ (8,541,045)					(9,380,413)		(9,380,413)
Net Income / (loss) for the year										(34,090,702)		(34,090,702)	(37,026)	(34,127,728)
Other comprehensive income for the year											(7,865,999)	(7,865,999)	(8,331)	(7,874,330)
Ending balance (Previously Stated) at Dec. 31, 2022	444,411	62,206,176	575,395,146	12,311	5,633,390	(839,366)	(8,541,045)	7,025,258	35,021,770	(68,902,124)	18,214,120	625,670,047	495,451	626,165,498
Statement
Other reserves (Use of reserves)			(21,102,775)					(7,025,258)	(25,641,379)	53,769,412
Acquisition of treasury shares	(1,739)	(796,175)		1,739	796,175	(643,380)	(1,226,782)					(1,870,162)		(1,870,162)
Net Income / (loss) for the year										112,400,519		112,400,519	91,400	112,491,919
Other comprehensive income for the year											7,195,601	7,195,601	8,232	7,203,833
Ending balance at Dec. 31, 2023	442,672	61,410,001	554,292,371	14,050	6,429,565	(1,482,746)	(9,767,827)		9,380,391	97,267,807	25,409,721	743,396,005	595,083	743,991,088
Statement
Disposal of equity instruments measured to VR ORI										(171,894)	171,894
Subsidiaries' Stock compensation plans													408,088	408,088
Constitution of reserves								12,266,518	71,621,144	(83,887,662)
Dividend distribution										(27,962,555)		(27,962,555)		(27,962,555)
Acquisition of treasury shares	(4,941)	(2,260,870)		4,941	2,260,870	(7,999,800)	(1,917,057)					(9,916,857)		(9,916,857)
Net Income / (loss) for the year										104,493,377		104,493,377	75,918	104,569,295
Other comprehensive income for the year											(12,274,629)	(12,274,629)	(15,416)	(12,290,045)
Ending balance at Dec. 31, 2024	$ 437,731	$ 59,149,131	$ 554,292,371	$ 18,991	$ 8,690,435	$ (9,482,546)	$ (11,684,884)	$ 12,266,518	$ 81,001,535	$ 89,739,073	$ 13,306,986	$ 797,735,341	$ 1,063,673	$ 798,799,014